Expense Example	Dec. 31, 2023 USD ($)
Lazard Retirement Emerging Markets Equity Portfolio | Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 143
Expense Example, with Redemption, 3 Years	447
Expense Example, with Redemption, 5 Years	774
Expense Example, with Redemption, 10 Years	1,700
Lazard Retirement Emerging Markets Equity Portfolio | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	370
Expense Example, with Redemption, 5 Years	642
Expense Example, with Redemption, 10 Years	1,419
Lazard Retirement Global Dynamic Multi-Asset Portfolio | Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	364
Expense Example, with Redemption, 5 Years	641
Expense Example, with Redemption, 10 Years	1,431
Lazard Retirement Global Dynamic Multi-Asset Portfolio | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Lazard Retirement US Small Cap Equity Select Portfolio | Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	341
Expense Example, with Redemption, 5 Years	641
Expense Example, with Redemption, 10 Years	1,431
Lazard Retirement US Small Cap Equity Select Portfolio | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	$ 1,633